Consolidated statement of income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Sales of services	$ 906,766	$ 785,561	$ 650,752
Operating expenses
Cost of services (exclusive of depreciation and amortization)	567,874	474,980	379,331
Selling, general and administrative expenses	241,239	213,723	171,707
Depreciation and amortization	42,673	34,847	23,814
Gain from revaluation of contingent liability	(13,340)	(12,021)	(3,680)
Impairment loss	8,241	5,287	0
Operating income	60,079	68,745	79,580
Other income and expenses
Interest income/ (loss), net	173	(81)	121
Unwinding of discount	(1,215)	(1,990)	(1,169)
Other gain, net	2,773	5,119	3,947
Gain/ (loss) from derivative financial instruments	(1,791)	1,314	261
Net foreign exchange gain/ (loss)	2,767	(2,604)	(381)
Income before income taxes	62,786	70,503	82,359
Income tax expense	(5,773)	(7,865)	(12,108)
Net income	57,013	62,638	70,251
Net income attributable to the non-controlling interest	0	0	0
Net income attributable to the Group	$ 57,013	$ 62,638	$ 70,251
Basic EPS per Class A and Class B ordinary share (Note 19)
Net income attributable to the Group per ordinary share (in dollars per share)	$ 1.69	$ 1.88	$ 2.13
Weighted average ordinary shares outstanding (in shares)	33,703,069	33,280,771	32,949,807
Diluted EPS per Class A and Class B ordinary share (Note 19)
Diluted net income attributable to the Group per ordinary share (in dollars per share)	$ 1.66	$ 1.84	$ 2.06
Diluted weighted average ordinary shares outstanding (in shares)	34,247,805	34,000,674	34,088,214